Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Stockholders' Equity

Note 6 - Stockholders’ Equity

On January 1, 2018, the Company issued 5,175,400 shares of Common Stock upon the conversion of 25,877 shares of Series B Convertible Preferred stock.

On April 20, 2018, the Company issued 392,200 shares of Common Stock upon the conversion of 1,961 shares of Series C-1 Convertible Preferred stock.

On April 23, 2018, the Company issued 1,176,600 shares of Common Stock upon the conversion of 5,883 shares of Series C-1 Convertible Preferred stock.

On April 24, 2018, the Company issued 2,549,200 shares of Common Stock upon the conversion of 12,746 shares of Series C-1 Convertible Preferred stock.

Note 6 - Stockholders’ Equity

Reverse Stock Split and Amendment to Certificate of Incorporation

On February 13, 2017, the Company filed a Certificate of Amendment to its Articles of Incorporation with the Secretary of State of Nevada to implement a reverse stock split at a ratio of one-for-60. The reverse stock split became effective immediately.

On February 15, 2017, the Company’s Common Stock began trading on the OTCQB under the symbol “BTCSD.” On approximately March 15, 2017, the Common Stock resumed trading under the symbol “BTCS.”

The Reverse Stock Split reduced the number of outstanding shares of Common Stock from 952,756,004 shares to 15,879,262 shares as of December 31, 2016. All per share amounts and outstanding shares of Common Stock including stock options, restricted stock and warrants, have been retroactively adjusted in these consolidated financial statements for all periods presented to reflect the 1-for-60 Reverse Stock Split. Further, exercise prices of stock options and warrants have been retroactively adjusted in these consolidated financial statements for all periods presented to reflect the 1-for-60 Reverse Stock Split. Numbers of shares of the Company’s preferred stock were not affected by the Reverse Stock Split; however, the conversion ratios have been adjusted to reflect the Reverse Stock Split.

2016 Activities

On June 3, 2016, the Company and investors from a private placement as of April 20, 2015 (the “Subscription Agreement”) entered into an amendment agreement (the “Amendment Agreement”).

Pursuant to the Amendment Agreement, the Company agreed to pay, on a pro-rata basis to all subscribers that purchased Units in the Offering, and in proportion to the respective Units purchased by each subscriber, pursuant to the Subscription Agreement, an aggregate $250,000 (“Payment”) upon the occurrence of the following events and in the amounts and on payment dates set forth in connection with such events: (i) in the event of a closing of any one or more equity or debt financing resulting in aggregate gross proceeds from the date of this Amendment of $350,000 or less, a payment towards the then-remaining Payment equal to ten-percent (10%) of such gross proceeds shall be made within three (3) business days of the closing of any such equity or debt financing; (ii) in the event of a closing of any one or more equity or debt financing resulting in aggregate gross proceeds from the date of this Amendment of $350,000 or more but less than $1,000,000, a payment towards the then-remaining Payment equal to twenty-percent (20%) of such gross proceeds shall be made within three (3) business days of the closing of any such equity or debt financing; (iii) at any of the Company’s fiscal-year-ends payment will be made in the amount of available cash prior to any payments of bonuses payable to Mr. Allen, the Company’s CEO, CFO and Chairman, and Mr. Handerhan, the Company’s COO, Secretary and Director; and (iv) upon closing of any one or more equity or debt financing resulting in aggregate gross proceeds from the date of this Amendment of $1,000,000 or more, a payment of all then-remaining Payment within three (3) business days of the closing of any such equity or debt financing.

In consideration for the Payment, the Subscribers agreed to limit any remedies currently due, if any, or to which they may be entitled in the future, under the “Favored Nations Provision” of the Subscription Agreement, to the additional issuance of Common Stock of the Company and warrants (“Warrants”) to purchase Common Stock up to the Common Stock and Warrants that would not result in each respective Subscriber beneficially owning over 4.99% of the Company’s issued and outstanding Common Stock.

On June 8, 2016, the Company and an investor (the “Investor”) holding a warrant dated January 19, 2015 (the “Warrant”) to purchase 38,750 shares (the “Warrant Shares”) of the Company’s Common Stock entered into a warrant exercise agreement (the “Exercise Agreement”).

Pursuant to the Exercise Agreement, the Company agreed to accept as full payment for 8,333 of the Warrant Shares, an aggregate exercise price equal to $27,500 (the “Exercise Price”) and the Investor irrevocably agreed to exercise the Warrant and deliver the Exercise Price within 2 days of the Exercise Agreement.

Over the course of June 8, 2016 through June 28, 2016, the Company issued 68,750 shares of Common Stock for the cash exercise of warrants resulting in aggregate proceeds of $91,765 to the Company; this includes the $27,500 received in connection with the Exercise Agreement mentioned above.

Over the course of June 8, 2016 and June 28, 2016, the Company issued a total of 1,039,013 shares of the Company’s Common Stock for: i) the conversion of $890,179 of principal and accrued interest on the Senior Notes, and ii) the cashless exercise of the 2016 Warrants.

Over the course of July 1, 2016 through August 1, 2016, the Company issued a total of 12,146,820 shares of the Company’s Common Stock for: i) the conversion of $822,685 of principal and accrued interest on the Senior Notes, and ii) the cashless exercise of warrants. The issuances were exempt from registration pursuant to Rule 506 under Regulation D, the investors are sophisticated and familiar with our operations, and there was no solicitation in connection with the issuances.

None of the securities were sold through a broker-dealer and accordingly, there were no placement agent commissions involved. No registration rights were granted to any of the purchasers. Following these issuances, there were 16,095,929 shares of our Common Stock issued and outstanding.

As a result of the Senior Note conversions, the Company became obligated to issue, subject to certain limitations, the following additional securities: (i) 108,747,774 shares of Common Stock pursuant to “favored nations” provisions in certain common stockholder subscription agreements which includes those anti-dilution shares of Common Stock previously disclosed; (ii) warrants to purchase 171,349,405 shares of Common Stock pursuant to “favored nations” provisions in certain common stockholder subscription agreements which includes those anti-dilution warrants previously disclosed, and (iii) warrants to purchase 97,423,579 shares of Common Stock pursuant to the terms of the warrants issued on December 16, 2016 which includes those anti-dilution warrants previously disclosed. The Company also lowered the conversion price of the Company’s outstanding Senior Notes and Junior Notes to $0.0252.

2017 Activities

On February 28, 2017, the Company issued 4,370 shares of Common Stock in connection with the one-for-60 reverse stock split resulting from the rounding up of fractional shares of Common Stock to the whole shares of Common Stock.

On March 9, 2017, the Company completed a securities exchange offer (the “Note Offer”) with its three convertible note holders (the “Note Holders”). Pursuant to the Note Offer the Note Holders agreed to exchange i) $868,897 of 5% Original Issue Discount 10% Senior Convertible Note Due September 16, 2016, originally issued in December 2015 and all accrued interest and liquidated damages owed (collectively the “Senior Notes”), ii) $175,000 of 20% Original Issue Discount Junior Convertible Notes Due December 5, 2016, originally issued in June 2016 and all accrued interest and liquidated damages owed (collectively the “Junior Notes”), iii) $220,000 of 8% Convertible Notes Due June 6, 2017, originally issued in December 2016 and all accrued interest owed (collectively the “Convertible Notes”), and iv) 97,423,579 warrants (the “Senior Warrants”) for 845,631 shares of Series B Convertible Preferred Stock (the “Preferred”). After giving effect to the Note Offer the Company no longer has any Senior Notes, Junior Notes or Convertible Notes outstanding. The Note Offer also provided the Note Holders with a three month right of first refusal to participate in the Company’s next financing and a one year participation right with respect to the Company next fully underwritten offering.

On March 9, 2017, as a result of the Note Offer (described in Note 7) becoming effective, a securities exchange offer made to the Company’s January 19, 2015 investors (the “January Offer”) was accepted by certain of those investors (the “January Investors”). Pursuant to the January Offer the January Investors agreed to exchange i) 12,052,344 shares of common stock owed pursuant to the favored nations provision of the January 19, 2015 subscription agreement (the “January Agreement”), and ii) 30,130,861 warrants owed pursuant to the favored nations provision of the January Agreement for 210,919 shares of Preferred.

On March 9, 2017, as a result of the Note Offer (described in Note 7) becoming effective, a securities exchange offer made to the Company’s April 19, 2015 investors (the “April Offer”) was accepted by certain of those investors (the “April Investors”). Pursuant to the April Offer, the April Investors agreed to exchange i) 20,110,699 shares of Common Stock owed pursuant to the favored nations provision of the April 19, 2015 subscription agreement (the “April Agreement”), and ii) 28,154,980 warrants owed pursuant to the favored nations provision of the April Agreement for 104,391 shares of Preferred. As a result of the Note Offer, the January Offer and April Offer the Company issues a total of 1,160,941 shares of Preferred.

On March 15, 2017, the Company issued investors who participated in its: i) January 19, 2015 financing and rejected the January Offer, and ii) April 19, 2015 financing and rejected the April Offer an aggregate of 14,517,352 share of Common Stock and 112,782,487 warrants. The Common Stock and warrant issuances were made pursuant to the favored nations provision of the January Agreement and April Agreement.

On March 15, 2017, the Company filed a Certificate of Designation for the Preferred with the Secretary of State of the State of Nevada. The Preferred Certificate of Designation provides authorization for the issuance of 1,160,941 shares of Preferred, par value $0.001.

On March 22, 2017, the Company entered into a Settlement Agreement and Note (the “CSC Agreement”) with CSC Leasing Company (“CSC”) with respect to the equipment lease schedule entered into between CSC and the Company (the “CSC Lease”). Pursuant to the CSC Agreement the Company has agreed to: i) issue CSC 833,333 shares valued at $61,667 of the Company’s common stock (the “Shares”), and ii) pay CSC $200,000 (the “Cash Payment”).

On April 4, 2017, the Company entered into a Settlement Agreement with RK Equity Advisors, LLC and Pickwick Capital Partners, LLC with respect to the tail provision of the Engagement Letter dated August 19, 2015. Pursuant to the Settlement Agreement the Company has agreed to: i) terminate the Engagement Letter including all provisions thereof and including any obligations to future fees, and ii) convert the Estimated Liability into 125,000 shares of common stock of the Company, par value $0.001 per share at a price of $0.10 per share. The total value of this transaction is $10,000.

On May 25, 2017, the Company raised $1 million in cash from four institutional investors in exchange for the issuance of $1,111,111 of Series C. See Note 3- Liquidity, Financial Condition and Management’s Plans.

On October 10, 2017, the Company entered into a Securities Purchase Agreement with four investors who committed $750,000 in cash and $250,000 in bitcoin in exchange for a new class of Series C-1 Convertible Preferred Stock (the “Series C-1”) and Series B Warrants exercisable at $0.135 per share (the “October Financing”). The Series C-1 is initially convertible into shares of the Company’s common stock at an effective price $0.085 per share. Both the Series C-1 and Series B Warrants are subject to adjustment in the event of future sales of the Company’s equity securities or common stock equivalents at a lower price, subject to elimination of the price protection on the Exchange Date. The Company subsequently received another $100,000 from an institutional investor which was held in escrow until the filing of the 10-Q.

Between March 15, 2017 and December 19, 2017, the Company issued 81,856,798 shares of Common Stock for the cashless exercise of 111,244,318 warrants.

Between March 28, 2017 and December 31, 2017, the Company issued 227,012,800 shares of Common Stock upon the conversion of 1,135,064 shares of Series B Convertible Preferred stock.

Between November 27, 2017 and November 29, 2017, the Company issued 15,873,600 shares of Common Stock upon the conversion of 79,368 shares of Series C Convertible Preferred stock.

On November 27, 2017, the Company issued 2,941,200 shares of Common Stock upon the conversion of 14,706 shares of Series C-1 Convertible Preferred stock.

On December 7, 2017, the Company entered into an Amendment to Securities Agreement with the holders of a majority of the Company’s outstanding Convertible Preferred Stock Series C-1 amending the terms of the Company’s May 2017 Securities Purchase Agreement, the Company’s October 2017 Securities Purchase Agreement (the “October SPA”), the Certificate of Designations, Preferences, and Rights of the Series C-1 Convertible Preferred Stock, and the terms of the Series A Warrants, Additional Warrants, Bonus Warrants, and Series B Warrants. The Company issued, on a pro-rata basis to the subscribers of the October SPA a total of 4,400,000 shares of common stock of the Company.

The sales of unregistered securities of our Company subsequent to the year ended December 31, 2017 are summarized below:

On January 1, 2018, the Company issued 5,175,400 shares of Common Stock upon the conversion of 25,877 shares of Series B Convertible Preferred stock.

Stock Purchase Warrants

The following is a summary of warrant activity for the year ended December 31, 2017 and 2016:

Number of Warrants
Outstanding as of December 31, 2015	486,723
Ratchet warrants issued due to price reset	271,641,648
Cashless warrant exercise	(3,270,888)
Warrants exercise for cash	(68,750)
Outstanding as of December 31, 2016	268,788,733
Issuance of Series C Convertible Preferred Stock and warrants for cash in an offering	47,302,176
Issuance of Series C-1 Convertible Preferred Stock and warrants for cash and digital currency in an offering	12,942,000
Issuance of Series B Convertible Preferred Stock in exchange for convertible notes payable and warrants	(163,178,007)
Ratchet warrants issued due to price reset	7,454,050
Cashless warrant exercise	(111,244,318)
Outstanding as of December 31, 2017	62,064,634